Fees and Expenses	Mar. 27, 2026
Thornburg American Opportunities Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy and hold ETF Class shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Expenses Restated to Reflect Current [Text]	Management fees have been restated to reflect contractual changes to the management fees paid by the Fund.
Other Expenses, New Fund, Based on Estimates [Text]	ETF Class shares of the Fund are new, so “Other Expenses" shown are based on anticipated fees and expenses for the first full fiscal year.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
ETF Class Shares
Management Fees[1]	0.79%
Other Expenses[2]	0.14%
Total Annual Fund Operating Expenses	0.93%
Fee Waiver/Expense Reimbursement[3]	-0.14%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.79%

[1]	Management fees have been restated to reflect contractual changes to the management fees paid by the Fund.

[2]	ETF Class shares of the Fund are new, so “Other Expenses" shown are based on anticipated fees and expenses for the first full fiscal year.

[3]	Thornburg Investment Management, Inc. (“Thornburg”) has contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual ETF Class expenses (excluding taxes, interest expenses, acquired fund fees and expenses, brokerage commissions, borrowing costs, expenses relating to short sales, and unusual expenses such as contingency fees or litigation costs) do not exceed 0.79%. The agreement to waive fees and reimburse expenses may be terminated by the Fund’s Trustees at any time, but may not be terminated by Thornburg before March 27, 2027, unless Thornburg ceases to be the investment advisor of the Fund prior to that date. Thornburg may recoup amounts waived or reimbursed during the Fund’s fiscal year if actual expenses fall below the expense cap during that same fiscal year.

Expense Example [Heading]	Example.
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund’s ETF Class shares with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund’s ETF Class shares for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund’s operating expenses with respect to ETF Class shares remain the same. Although your actual costs may be higher or lower, based on these assumptions (and giving effect to fee waivers and expense reimbursements in the first year), your costs would be:

Expense Example, With Redemption [Table]
	1 Year	3 Years	5 Years	10 Years
ETF Class Shares	$81	$282	$501	$1,130

Portfolio Turnover [Heading]	Portfolio Turnover.
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over”) its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 23.05% of the average value of its portfolio.

Portfolio Turnover, Rate	23.05%
Thornburg Focus Growth Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy and hold ETF Class shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Expenses Restated to Reflect Current [Text]	Management fees have been restated to reflect contractual changes to the management fees paid by the Fund.
Other Expenses, New Fund, Based on Estimates [Text]	ETF Class shares of the Fund are new, so “Other Expenses" shown are based on anticipated fees and expenses for the first full fiscal year.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
ETF Class Shares
Management Fees[1]	0.79%
Other Expenses[2]	0.19%
Total Annual Fund Operating Expenses	0.98%
Fee Waiver/Expense Reimbursement[3]	-0.19%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.79%
[1]	Management fees have been restated to reflect contractual changes to the management fees paid by the Fund.
[2]	ETF Class shares of the Fund are new, so “Other Expenses" shown are based on anticipated fees and expenses for the first full fiscal year.

[3]	Thornburg Investment Management, Inc. (“Thornburg”) has contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual ETF Class expenses (excluding taxes, interest expenses, acquired fund fees and expenses, brokerage commissions, borrowing costs, expenses relating to short sales, and unusual expenses such as contingency fees or litigation costs) do not exceed 0.79%. The agreement to waive fees and reimburse expenses may be terminated by the Fund’s Trustees at any time, but may not be terminated by Thornburg before March 27, 2027, unless Thornburg ceases to be the investment advisor of the Fund prior to that date. Thornburg may recoup amounts waived or reimbursed during the Fund’s fiscal year if actual expenses fall below the expense cap during that same fiscal year.

Expense Example [Heading]	Example.
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund’s ETF Class shares with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund’s ETF Class shares for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund’s operating expenses with respect to ETF Class shares remain the same. Although your actual costs may be higher or lower, based on these assumptions (and giving effect to fee waivers and expense reimbursements in the first year), your costs would be:

Expense Example, With Redemption [Table]
	1 Year	3 Years	5 Years	10 Years
ETF Class Shares	$81	$293	$523	$1,184

Portfolio Turnover [Heading]	Portfolio Turnover.
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over”) its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 34.06% of the average value of its portfolio.

Portfolio Turnover, Rate	34.06%